1933 Act No. 333-36033
                                                       1940 Act No. 811-08367


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 6                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 7                                                        [X]


                          EVERGREEN MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                            EVERGREEN MUNICIPAL TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 6
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 6 to Registrant's Registration Statement No. 333-36033/811-08367 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

  Prospectuses for Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen
   North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, and Evergreen Virginia Municipal Bond Fund contained in Post-Effective
   Amendment No. 5 to Registration Statement No. 333-36033/811-08367 filed on
             February 6, 1998 is incorporated by reference herein.

 Prospectuses for Evergreen Californa Tax Free Fund, Evergreen Massachusetts Tax Free Fund, Evergreen Missouri Tax Free Fund, Evergreen New York Tax Free Fund,
  Evergreen Pennsylvania Tax Free Fund, Evergreen High Grade Tax Free Fund, and
     Evergreen Short-Intermediate Municipal Fund contained in Post-Effective Amendment No. 2 to Registration Statement No. 333-36033/811-08367 filed on
             December 18, 1997 is incorporated by reference herein.

  Prospectuses for Evergreen Connecticut Municipal Bond Fund and Evergreen Tax Free Fund contained in Pre-Effective Amendment No. 2 to Registration Statement
              No. 333-36033/811-08367 filed on November 10, 1997 is
                        incorporated by reference herein.

                                     PART B
                                     ------

   Statement of Additional Information Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal
    Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, and Evergreen Virginia Municipal Bond Fund
     contained in Post-Effective Amendment No. 5 to Registration Statement
 No. 333-36033/811-08367 filed on February 6, 1998 is incorporated by reference
                          herein.is contained herein.

   Statement of Additional Information for Evergreen Californa Tax Free Fund,
    Evergreen Massachusetts Tax Free Fund, Evergreen Missouri Tax Free Fund, Evergreen New York Tax Free Fund, Evergreen Pennsylvania Tax Free Fund,
 Evergreen High Grade Tax Free Fund, and Evergreen Short-Intermediate Municipal
   Fund contained in Post-Effective Amendment No. 2 to Registration Statement No. 333-36033/811--8367 filed on December 18, 1997 is incorporated by reference herein.

  Statement of Additional Information for Evergreen Connecticut Municipal Bond Fund and Evergreen Tax Free Fund contained in Pre-Effective Amendment No. 2 to
  Registration Statement No. 333-36033/811--8367 filed on November 10, 1997 is incorporated by reference herein.

                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                          Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                            EVERGREEN MUNICIPAL TRUST

                              CROSS REFERENCE SHEET

N-1A Item No.                                     Location in Prospectus(es)
Part A

Item 1.   Cover Page                              Cover Page

Item 2.   Synopsis                                Expense Information

Item 3.   Condensed Financial Information         Financial Highlights

Item 4.   General Description of Registrant       Cover Page; Description of the Funds; Investment Objectives and Policies;
                                                  Investment Practices and Restrictions; Organization and Service Providers

Item 5.   Management of the Fund                  Organization and Service Providers; Expense Information

Item 5A.  Management's Discussion of Fund         Not Applicable
          Performance

Item 6.   Capital Stock and Other Securities      Description of the Funds; Organization; Purchase and Redemption of Shares;
                                                  Other Information

Item 7.   Purchase of Securities Being Offered    Organization and Service providers; Purchase and Redemption of Shares

Item 8.   Redemption or Repurchase                Purchase and Redemption of Shares

Item 9.   Pending Legal Proceedings               Not Applicable

                                                  Location in Statement of
Part B                                            Additional Information

Item 10.  Cover Page                              Cover Page

Item 11.  Table of Contents                       Table of Contents

Item 12.  General Information and History         Not Applicable

Item 13.  Investment Objectives and Policies      Investment Policies; Appendix

Item 14.  Management of the Fund                  Management of the Trust

Item 15.  Control Persons and Principal           Control Persons and Principal Holders of Securities
          Holders of Securities

Item 16.  Investment Advisory and Other           Investment Advisory and Other Services
          Services

Item 17.  Brokerage Allocation and Other          Brokerage Allocation and Other Services
          Practices

Item 18.  Capital Stock and Other Securities      Organization

Item 19.  Purchase, Redemption and Pricing of     Purchase, Redemption and Pricing of Securities Being Offered
          Securities Being Offered

Item 20.  Tax Status                              Additional Tax Information

Item 21.  Underwriters                            Principal Underwriter

Item 22.  Calculation of Performance Data         Calculation of Performance Data

Item 23.  Financial Statements                    Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                         SUPPLEMENT TO THE PROSPECTUS OF

                  EVERGREEN NEW YORK TAX FREE FUND (THE "FUND")

The prospectus of the Fund is hereby supplemented as follows:

     Effective April 1, 1998, the Fund will add a new class of shares designated as Class Y.

-------------------------------------------------------------------------------

                               EXPENSE INFORMATION

-------------------------------------------------------------------------------


     The table and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in Class Y shares of the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund.

SHAREHOLDER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases                                      None
Sales Charge on Dividend Reinvestments                                 None
Contingent Deferred Sales Charge                                       None

     Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal year ending March 31, 1999. The example shows what you would pay if you invested $1,000 over the periods indicated, assuming that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The example is for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns may vary.


                 Annual Operating                                  Example
                    Expenses(1)                                    Class Y

Management Fees          .55%           After 1 Year               $  6
12b-1 Fees               None           After 3 Years              $ 19
Other Expenses           .05%           After 5 Years              $ 33
Total                    .60%           After 10 Years             $ 75

(1) The estimated annual operating expenses and examples reflect fee waivers and reimbursements for the Fund's Class Y shares for the fiscal year ending
March 31, 1999. Actual expenses for Class Y shares for the Fund for the same period are estimated to be .85%. Total Fund Operating Expenses include indirectly paid expenses.

--------------------------------------------------------------------------------

                        PURCHASE AND REDEMPTION OF SHARES

--------------------------------------------------------------------------------

HOW TO BUY SHARES

     Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates.

     Eligible investors may purchase Class Y shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of a Fund by mailing to the Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information.

     For more complete information on "How to Buy Shares", please refer to the prospectus.

HOW TO REDEEM SHARES

     You may redeem (i.e., sell) your Class Y shares in a Fund to the Fund for cash at the net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

     For more complete information on "How to Redeem Shares", please refer to the prospectus.


EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your Class Y shares for shares of the same class in the other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of the Fund.

     Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

     For more complete information on "Exchange Privilege", please refer to the prospectus.


April 1, 1998

                          EVERGREEN MUNICIPAL TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The financial statements listed below are included in Part A of this Amendment to the Registration Statement:

    EVERGREEN NEW YORK TAX FREE FUND

     Class A Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  March 31, 1997; and for the
                                                  period from February 4, 1994
                                                  (Commencement of Operations)
                                                  to March 31, 1994

     Class B Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  March 31, 1997; and for the
                                                  period from February 4, 1994
                                                  (Commencement of Operations)
                                                  to March 31, 1994

     Class C Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  March 31, 1997; and for the
                                                  period from February 4, 1994
                                                  (Commencement of Operations)
                                                  to March 31, 1994

     The financial statements listed below are included in Part B of this Amendment to the Registration Statement:

     Schedule of Investments                      March 31, 1997

     Statements of Assets and Liabilities         March 31, 1997

     Statements of Operations                     Year ended March 31, 1997

     Statements of Changes in Net Assets          For each of the years in the
                                                  two-year period ended
                                                  March 31, 1997

     Notes to Financial Statements

     Independent Auditors' Report                 May 2, 1997


     The information required by this item for Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, and Evergreen Virginia Municipal Bond Fund contained in Post-Effective Amendment No. 5 to Registration Statement No. 333-36033/811-08367 filed on February 6, 1998 is incorporated by reference herein.

     The information required by this item for Evergreen Californa Tax Free Fund, Evergreen Massachusetts Tax Free Fund, Evergreen Missouri Tax Free Fund, Evergreen New York Tax Free Fund, Evergreen Pennsylvania Tax Free Fund, Evergreen High Grade Tax Free Fund, and Evergreen Short-Intermediate Municipal Fund contained in Post-Effective No. 2 to Registration Statement No. 333-36033/811-08367 filed on December 18, 1997 is incorporated by reference herein.

Item 24(b).    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 1
                                                                 Filed on October 8, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 1
                                                                 Filed on October 8, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

5(a)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and First             Registrant's Post-Effective Amendemnt No. 1
          Union National Bank                                    Filed on December 12, 1997

5(b)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendemnt No. 1
          Asset Management Corp.                                 Filed on December 12, 1997

5(c)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and Keystone          Registrant's Post-Effective Amendemnt No. 1
          Investment Management Company                          Filed on December 12, 1997

6(a)      Form of Class A and Class C Principal Underwriting     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Pre-Effective Amendemnt No. 2
          Distributor, Inc.                                      Filed on November 10, 1997

6(b)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Investment        Registrant's Pre-Effective Amendemnt No. 2
          Services, Inc. (B-1)                                   Filed on November 10, 1997

6(c)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Pre-Effective Amendemnt No. 2
          Inc. (B-2)                                             Filed on November 10, 1997

6(d)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Pre-Effective Amendemnt No. 2
          Inc. (Evergreen/KCF)                                   Filed on November 10, 1997

6(e)      Form of Class Y Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Pre-Effective Amendemnt No. 2
          Inc.                                                   Filed on November 10, 1997

6(f)      Form of Principal Underwriting Agreement between       Incorporated by reference to
          the Registrant and Kokusai Securities Company          Registrant's Pre-Effective Amendemnt No. 2
          Limited                                                Filed on November 10, 1997

6(g)      Form of Dealer Agreement used by Evergreen             Incorporated by reference to
          Distributor, Inc.                                      Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 10, 1997

7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

8         Form of Custodian Agreement between the Registrant     Incoporated by reference to
          and State Street Bank and Trust Company                Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

9(a)      Form of Administration Agreement between Evergreen     Incoporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

9(b)      Form of Transfer Agent Agreement between the           Incoporated by reference to
          Registrant and Evergreen Service Company               Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

10        Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

11(a)     Consent of Price Waterhouse LLP                        Not applicable to this filing

11(b)     Consent of KPMG Peat Marwick LLP

11(c)     Consent of Deloitte and Touche LLP                     Not applicable to this filing

12        Not applicable

13        Not applicable

15(a)     Form of 12b-1 Distribution Plan for Class A            Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

15(b)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KAF B-1)                                              Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

15(c)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KAF B-2)                                              Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

15(d)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KCF/Evergreen)                                        Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

15(e)     Form of 12b-1 Distribution Plan for Class C            Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

16        Performance Calculations                               Not applicable to this filing

17        Financial Data Schedule                                Not applicable to this filing

18        Multiple Class Plan                                    Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

19        Powers of Attorney                                     Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on September 19, 1997

Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of February 28, 1998)

     Evergreen New York Tax Free Fund
     Class A   96
     Class B   424
     Class C   39
     Class Y   0

Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of Registrant's Investment Advisors are contained in their Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

John R. Georgius                   President, First Union Corporation; Vice
                                   Chairman and President, First Union National
                                   Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

    The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Keystone Investment Management Company.

Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen Keystone "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 1st day of April, 1998.

                                         EVERGREEN MUNICIPAL TRUST


                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of April, 1998.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS


Exhibit Number           Exhibit
--------------           -------
11(b)                    Consent of KPMG Peat Marwick LLP